Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	1 Months Ended	8 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Feb. 14, 2013	Oct. 29, 2014	Feb. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)	$ 40.6		$ 31.5		$ 30.0
Income tax benefit recognized related to share-based compensation	12.2		21.2		2.4
Consideration received from share-based awards	25.5		101.0		6.0
Excess income tax benefit recognized related to share-based compensation awards	4.6		8.4		(2.1)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	4 years
Expiration period	10 years
Share-based compensation expense (benefit)	6.8		7.5		9.4
Fair value of options vested	11.1		9.0		11.4
Total unrecognized compensation cost, net of estimated forfeitures	3.9
Total unrecognized compensation cost, weighted-average period for recognition	1 year 9 months 18 days
Risk-free interest rate term	5 years
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)	75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)	25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 25.64		$ 17.99		$ 15.88
Stock Options, Shares [Roll forward]
Outstanding, beginning of period (in shares)	2,783,000		5,344,000		5,265,000
Granted (in shares)	204,000		221,000		302,000
Exercised (in shares)	(473,000)		(2,576,000)		(116,000)
Expired or cancelled (in shares)	(30,000)		(206,000)		(107,000)
Outstanding, end of period (in shares)	2,484,000		2,783,000		5,344,000
Vested or expected to vest, end of period (in shares)	2,476,000		2,769,000		5,326,000
Exercisable, end of period (in shares)	1,957,000		2,153,000		4,210,000
Stock Options, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)	$ 57		$ 50		$ 50
Weighted average exercise price, Granted (in dollars per share)	$ 77		$ 53		$ 45
Weighted average exercise price, Exercised (in dollars per share)	$ 53		$ 43		$ 34
Weighted average exercise price, Expired or cancelled (in dollars per share)	$ 43		$ 51		$ 51
Weighted average exercise price, Outstanding, end of period (in dollars per share)	$ 59		$ 57		$ 50
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)	$ 59		$ 57		$ 50
Weighted average exercise price, Exercisable, end of period (in dollars per share)	$ 59		$ 58		$ 51
Stock Options, Additional [Abstract]
Weighted average remaining contractual term, Outstanding, end of period	4 years 8 months 12 days		5 years 1 month 6 days		5 years
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)	4 years 6 months		4 years 9 months 18 days		4 years 10 months 24 days
Weighted average remaining contractual term, Exercisable, end of period (in years)	3 years 8 months 12 days		4 years 2 months 12 days		4 years 3 months 18 days
Aggregate intrinsic value, Exercised	13		63		1
Aggregate intrinsic value, Outstanding, end of period	28		81		14
Aggregate intrinsic value, Exercisable, end of period	23		60		11
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)	1.80%		1.10%		1.10%
Expected dividend yield (in hundredths)	1.20%		1.70%		1.80%
Expected volatility (in hundredths)	37.00%		42.00%		44.00%
Expected term	5 years 10 months 24 days		5 years 10 months 24 days		5 years 10 months 24 days
Options outstanding and exercisable [Abstract]
Options outstanding, shares (in shares)	2,484,000
Options outstanding, weighted-average remaining contractual life	4 years 8 months 12 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 59
Options exercisable, shares (in shares)	1,957,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 59
Stock Options [Member] | Exercise Price $27 - $34 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 27
Exercise price range, upper range limit (in dollars per share)	$ 34
Options outstanding, shares (in shares)	150,000
Options outstanding, weighted-average remaining contractual life	3 years 9 months 18 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 31
Options exercisable, shares (in shares)	150,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 31
Stock Options [Member] | Exercise Price $35 - $44 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 35
Exercise price range, upper range limit (in dollars per share)	$ 44
Options outstanding, shares (in shares)	212,000
Options outstanding, weighted-average remaining contractual life	5 years 4 months 24 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 45
Options exercisable, shares (in shares)	93,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 45
Stock Options [Member] | Exercise Price $45 - $55 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 45
Exercise price range, upper range limit (in dollars per share)	$ 55
Options outstanding, shares (in shares)	818,000
Options outstanding, weighted-average remaining contractual life	5 years 2 months 12 days
Options outstanding, weighted-average exercise price (in dollars per share)	$ 53
Options exercisable, shares (in shares)	658,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 53
Stock Options [Member] | Exercise Price $56 - $93 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 56
Exercise price range, upper range limit (in dollars per share)	$ 93
Options outstanding, shares (in shares)	1,304,000
Options outstanding, weighted-average remaining contractual life	4 years
Options outstanding, weighted-average exercise price (in dollars per share)	$ 69
Options exercisable, shares (in shares)	1,056,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 67
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price (in hundredths)	100.00%
Deferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)	0.7		0.9		0.8
Deferred Stock [Member] | In Lieu of Annual Cash Retainer [Member]
Deferred Stock [Abstract]
Stock units granted at period end (in shares)	33,985		31,733		28,400
Deferred Stock [Member] | Additional Compensation for Board Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	1 year
Expiration period	3 years
Deferred Stock [Abstract]
Stock units granted at period end (in shares)	5,199		14,844		14,685
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term for restrictions to lapse	6 years
Share-based compensation expense (benefit)	12.9		9.8		10.0
Total unrecognized compensation cost, net of estimated forfeitures	10.0
Total unrecognized compensation cost, weighted-average period for recognition	2 years
Equity Other Than Options, Shares [Abstract]
Unvested, beginning of period (in shares)	627,000		589,000		409,000
Granted (in shares)	169,000		192,000		309,000
Vested (in shares)	(283,000)		(90,000)		(124,000)
Forfeited (in shares)	(50,000)		(64,000)		(5,000)
Unvested, end of period (in shares)	463,000		627,000		589,000	409,000
Equity Other Than Options, Weighted Average Price Per Share [Abstract]
Weighted average price per share, Unvested, beginning of period (in dollars per share)	$ 54		$ 55		$ 59
Weighted average price per share, Granted (in dollars per share)	$ 77		$ 52		$ 44
Weighted average price per share, Vested (in dollars per share)	$ 63		$ 52		$ 40
Weighted average price per share, Forfeited (in dollars per share)	$ 53		$ 56		$ 67
Weighted average price per share, Unvested, end of period (in dollars per share)	$ 57		$ 54		$ 55	$ 59
Equity Other Than Options, Additional [Abstract]
Weighted average remaining contractual term, Unvested, end of period (in years)	1 year 2 months 12 days		1 year 3 months 18 days		1 year 8 months 12 days	1 year 9 months 18 days
Aggregate intrinsic value, Unvested, end of period	32
Restricted Stock [Member] | Additional Compensation for Board Service [Member]
Deferred Stock [Abstract]
Stock units granted at period end (in shares)	10,248		14,844		20,559
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)	20.1		13.1		9.6
Equity Other Than Options, Shares [Abstract]
Granted (in shares)							7,612	3,046
Performance Share Units [Member] | Minimum [Member]
Performance Share Units [Abstract]
Performance period range	1 year
Performance Share Units [Member] | Maximum [Member]
Performance Share Units [Abstract]
Performance period range	3 years
2012 [Member] | Performance Share Units [Member]
Performance Share Units Detail [Abstract]
Grant Date					February 15, 2012
Performance period					2012
Vesting Date(s)					50% on December 31, 2013 and 2014
Payout Levels (in units):
Threshold Award					84,480
Target Award					168,960
Outstanding Award					337,920
Units Forfeited in 2014 (at Target Award level)					0
Shares Issued in 2014					72,843
Shares Subject to Holding Period as of December 31, 2014					0
Award payout percentage of performance target (in hundredths)					96.00%
July 2012 and February 2013 [Member] | Performance Share Units [Member]
Performance Share Units Detail [Abstract]
Grant Date									July 1, 2012 and February 14, 2013
Vesting Date(s)									50% on July 1, 2015 and 2016
Payout Levels (in units):
Threshold Award									66,949
Target Award									133,898
Outstanding Award									267,796
Units Forfeited in 2014 (at Target Award level)									0
Shares Issued in 2014									0
Shares Subject to Holding Period as of December 31, 2014									0
Award payout percentage of performance target (in hundredths)									0.00%
July 2012 and February 2013 [Member] | Performance Share Units [Member] | Minimum [Member]
Performance Share Units Detail [Abstract]
Performance period									2012
July 2012 and February 2013 [Member] | Performance Share Units [Member] | Maximum [Member]
Performance Share Units Detail [Abstract]
Performance period									2014
2013 [Member] | Performance Share Units [Member]
Performance Share Units Detail [Abstract]
Grant Date			February 14, 2013	[1]
Performance period			2013	[1]
Vesting Date(s)			50% on December 31, 2014 and 2015	[1]
Payout Levels (in units):
Threshold Award			76,120	[1]
Target Award			152,240	[1]
Outstanding Award			304,480	[1]
Units Forfeited in 2014 (at Target Award level)			0	[1]
Shares Issued in 2014			101,239	[1]
Shares Subject to Holding Period as of December 31, 2014			108,853	[1]
Award payout percentage of performance target (in hundredths)			140.00%	[1]
2014 [Member] | Performance Share Units [Member]
Performance Share Units Detail [Abstract]
Grant Date	February 11, 2014 and May 1, 2014	[2]
Vesting Date(s)	100% on December 31, 2016	[2]
Payout Levels (in units):
Threshold Award	94,608	[2]
Target Award	189,215	[2]
Outstanding Award	378,430	[2]
Units Forfeited in 2014 (at Target Award level)	0	[2]
Shares Issued in 2014	0	[2]
Shares Subject to Holding Period as of December 31, 2014	0	[2]
Award payout percentage of performance target (in hundredths)	200.00%	[2]
2014 [Member] | Performance Share Units [Member] | Minimum [Member]
Performance Share Units Detail [Abstract]
Performance period	2014	[2]
2014 [Member] | Performance Share Units [Member] | Maximum [Member]
Performance Share Units Detail [Abstract]
Performance period	2016	[2]
U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense (benefit)	$ 0.1		$ 0.2		$ 0.2
Other Stock Plans [Abstract]
Requisite service period (in years)	1 year
Purchase price, minimum (in hundredths)	85.00%
Possible vesting period term	either three, five or seven years
Payroll deduction period to accumulate funds used for share-based payment award (in months)	60 months

[1]	Included in these figures are 7,612 of performance share units that were granted on February 14, 2013 with a separate performance period, performance criteria and vesting date. The performance period is 2013 through 2015, with a vesting date of July 1, 2016. The award's current performance level is at Target.
[2]	Included in these figures are 3,046 of performance share units that were granted on October 29, 2014 with a separate performance period, performance criteria and vesting date. The performance period is June 1, 2015 through December 31, 2016, with a vesting date of October 29, 2017. The award's current performance level is at Target.